Note 9 - Share-Based Compensation (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 04, 2015	Dec. 31, 2013	Sep. 30, 2011
Employee Stock Option [Member] | Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			0 years		0 years
Employee Stock Option [Member] | Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years		2 years
Employee Stock Option [Member] | Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance					5,722,264				14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			3,163,600		3,463,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 933,000	$ 105,000
Proceeds from Stock Options Exercised					$ 693,000	$ 493,000
Common Stock, Capital Shares Reserved for Future Issuance					14,202,531
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					3,463,600	5,487,752	5,043,600	6,851,352
Proceeds from Stock Options Exercised				$ 762,000	$ 762,000	$ 424,000
Allocated Share-based Compensation Expense	$ 42,000	$ 91,000			$ 70,000	$ 26,000
Stock Issued During Period, Shares, Issued for Services	132,964	400,000